9. Income and Social Contribution Taxes (Details 4) - Subsidiary	12 Months Ended
Dec. 31, 2017
SummaryOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Subsidiary	Bahiana Distribuidora de Gás Ltda.
Units	Aracaju base (1)
Incentive percentage	75.00%
Expiration	2017
Subsidiary	Bahiana Distribuidora de Gás Ltda.
Units	Suape base
Incentive percentage	75.00%
Expiration	2018
Subsidiary	Bahiana Distribuidora de Gás Ltda.
Units	Mataripe base
Incentive percentage	75.00%
Expiration	2024
Subsidiary	Bahiana Distribuidora de Gás Ltda.
Units	Caucaia base
Incentive percentage	75.00%
Expiration	2025
Subsidiary	Terminal Químico de Aratu S.A. – Tequimar
Units	Suape terminal
Incentive percentage	75.00%
Expiration	2020
Subsidiary	Terminal Químico de Aratu S.A. – Tequimar
Units	Aratu terminal
Incentive percentage	75.00%
Expiration	2022
Subsidiary	Terminal Químico de Aratu S.A. – Tequimar
Units	Itaqui terminal
Incentive percentage	75.00%
Expiration	2025
Subsidiary	Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.
Units	Camaçari plant
Incentive percentage	75.00%
Expiration	2021
Subsidiary	Oxiteno Nordeste S.A. Indústria e Comércio
Units	Camaçari plant (2)
Incentive percentage	75.00%
Expiration	2026
Subsidiary	Empresa Carioca de Produtos Químicos S.A.
Units	Camaçari plant (3)
Incentive percentage	75.00%
Expiration	2026